Schedule of Investments (unaudited)
January 31, 2025
iShares® Emerging Markets Dividend ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 9.1%
Banco Santander Brasil SA	661,413	$2,938,079
BB Seguridade Participacoes SA	1,279,458	8,437,695
Cia de Saneamento de Minas Gerais Copasa MG	887,779	3,399,782
Cia. Siderurgica Nacional SA	2,127,159	3,308,643
CPFL Energia SA	608,734	3,581,125
CSN Mineracao SA	3,650,232	3,410,352
Engie Brasil Energia SA	709,276	4,466,313
Grendene SA	3,230,030	3,161,467
Telefonica Brasil SA	471,457	4,184,508
Transmissora Alianca de Energia Eletrica SA	522,700	2,997,182
Vale SA	2,200,651	20,398,399
		60,283,545
Chile — 1.6%
Empresas CMPC SA	2,775,970	4,737,459
Enel Chile SA	104,164,124	6,191,017
		10,928,476
China — 27.0%
Agricultural Bank of China Ltd., Class H	19,526,000	10,754,200
Anhui Conch Cement Co. Ltd., Class H	2,126,500	5,732,810
BAIC Motor Corp. Ltd., Class H(a)	6,319,500	1,781,554
Bank of China Ltd., Class H	35,561,000	18,396,692
Beijing Enterprises Water Group Ltd.	11,096,000	3,079,927
China Cinda Asset Management Co. Ltd., Class H(b)	20,222,000	3,085,820
China CITIC Bank Corp. Ltd., Class H	10,765,000	7,689,109
China Construction Bank Corp., Class H	32,770,000	26,665,445
China Hongqiao Group Ltd.	1,852,000	3,113,434
China Jinmao Holdings Group Ltd.	12,726,000	1,492,933
China Merchants Port Holdings Co. Ltd.	2,572,000	4,373,625
China Minsheng Banking Corp. Ltd., Class H	11,007,500	5,251,526
China National Building Material Co. Ltd., Class H	15,026,000	7,186,641
China Petroleum & Chemical Corp., Class H	17,250,000	9,434,120
China Shenhua Energy Co. Ltd., Class H	2,588,500	10,438,120
Chongqing Rural Commercial Bank Co. Ltd., Class H	6,647,000	4,068,444
Guangdong Investment Ltd.	8,756,000	6,628,557
Huadian Power International Corp. Ltd., Class H(b)	3,294,000	1,610,665
Industrial & Commercial Bank of China Ltd., Class H	28,560,000	19,440,105
Kingboard Laminates Holdings Ltd.	1,736,500	1,741,510
Longfor Group Holdings Ltd.(a)	4,368,000	5,552,121
Orient Overseas International Ltd.	396,000	5,301,343
PICC Property & Casualty Co. Ltd., Class H	3,360,000	5,459,092
Yankuang Energy Group Co. Ltd., Class H	4,846,900	5,127,111
Yuexiu Property Co. Ltd.(b)	4,363,000	2,732,660
Zhejiang Expressway Co. Ltd., Class H	3,148,000	2,265,556
		178,403,120
Czech Republic — 4.9%
CEZ AS(b)	539,349	23,635,490
Komercni Banka AS	235,802	8,649,943
		32,285,433
Greece — 2.3%
HELLENiQ ENERGY Holdings SA	414,874	3,223,550
OPAP SA	525,887	9,021,215
Star Bulk Carriers Corp.	174,268	2,678,499
		14,923,264
Hong Kong — 1.5%
SITC International Holdings Co. Ltd.	4,120,000	9,798,105
Security	Shares	Value
India — 7.0%
Coal India Ltd.	1,827,663	$8,317,643
Hindustan Zinc Ltd.	1,685,033	8,722,814
Indian Oil Corp. Ltd.	3,200,026	4,726,064
Vedanta Ltd.	4,770,752	24,207,627
		45,974,148
Indonesia — 7.5%
Adaro Energy Indonesia Tbk PT	76,174,900	10,877,807
Astra International Tbk PT	50,205,100	14,752,035
Bukit Asam Tbk PT	37,877,000	6,245,322
Indo Tambangraya Megah Tbk PT	3,796,000	6,025,859
United Tractors Tbk PT	7,579,800	11,567,333
		49,468,356
Kuwait — 0.4%
National Investments Co. KSCP	3,230,183	2,720,198
Malaysia — 2.2%
Malayan Banking Bhd	6,153,400	14,265,733
Poland — 1.8%
Grupa Kety SA	34,889	6,536,140
XTB SA(a)	325,085	5,231,362
		11,767,502
Qatar — 0.6%
Barwa Real Estate Co.	4,859,119	3,815,752
Russia — 0.0%
Federal Grid Co. Rosseti PJSC(c)(d)	4,402,974,828	447
Magnitogorsk Iron & Steel Works PJSC(c)(d)	14,721,471	1,493
Mobile TeleSystems PJSC(c)(d)	2,744,644	278
Moscow Exchange MICEX-RTS PJSC(c)(d)	2,788,700	283
PhosAgro PJSC, New(c)(d)	3,484	35
Sberbank of Russia PJSC(c)(d)	2,500,255	254
Severstal PAO(c)(d)	695,941	71
		2,861
South Africa — 4.0%
African Rainbow Minerals Ltd.	888,822	7,657,940
Exxaro Resources Ltd.	1,057,907	9,903,399
Kumba Iron Ore Ltd.	163,829	3,402,792
Truworths International Ltd.	1,222,817	5,611,900
		26,576,031
Taiwan — 11.4%
Evergreen Marine Corp. Taiwan Ltd.	3,350,000	20,779,534
Himax Technologies Inc., ADR(b)	694,809	7,031,467
Merry Electronics Co. Ltd.	485,693	1,550,838
Novatek Microelectronics Corp.	590,000	9,271,891
Radiant Opto-Electronics Corp.	1,145,000	6,962,970
Simplo Technology Co. Ltd.	360,600	4,377,583
Sitronix Technology Corp.	435,000	2,750,852
Supreme Electronics Co. Ltd.	1,783,685	3,257,036
Systex Corp.	558,000	2,180,539
T3EX Global Holdings Corp.	870,000	2,017,567
United Integrated Services Co. Ltd.	363,000	5,594,363
Wisdom Marine Lines Co. Ltd.	2,982,000	5,649,653
WPG Holdings Ltd.	1,673,280	3,573,779
		74,998,072
Thailand — 2.9%
Banpu PCL, NVDR	20,091,500	2,968,757
Kiatnakin Phatra Bank PCL, NVDR	1,474,500	2,273,633
Land & Houses PCL, NVDR	14,138,000	1,925,269
Sansiri PCL, NVDR	67,977,700	3,444,117
Sri Trang Agro-Industry PCL, NVDR	3,292,700	1,526,228

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Emerging Markets Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thailand (continued)
Thanachart Capital PCL, NVDR	1,966,600	$2,900,518
Tisco Financial Group PCL, NVDR	1,510,300	4,459,680
		19,498,202
Turkey — 0.2%
Dogus Otomotiv Servis ve Ticaret AS	319,680	1,677,539
United Arab Emirates — 1.5%
Dubai Islamic Bank PJSC	4,654,667	9,738,931
Total Common Stocks — 85.9% (Cost: $583,211,575)		567,125,268
Preferred Stocks
Brazil — 9.8%
Bradespar SA, Preference Shares, NVS	930,303	2,650,481
Cia Energetica de Minas Gerais, Preference Shares, NVS	5,232,826	9,813,703
Gerdau SA, Preference Shares, NVS	2,166,767	6,384,567
Isa Energia Brasil SA, 0.00%	751,835	3,061,862
Metalurgica Gerdau SA, Preference Shares, NVS	4,011,612	6,603,590
Petroleo Brasileiro SA, Preference Shares, NVS	5,420,358	34,957,485
Unipar Carbocloro SA, Preference Shares, NVS	117,157	983,116
		64,454,804
Chile — 1.6%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	274,502	10,834,347
Colombia — 2.0%
Bancolombia SA, Preference Shares, NVS	1,355,830	13,348,719
Total Preferred Stocks — 13.4% (Cost: $96,110,835)		88,637,870
Total Long-Term Investments — 99.3% (Cost: $679,322,410)		655,763,138
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(e)(f)(g)	3,421,220	$3,422,930
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(e)(f)	1,240,000	1,240,000
Total Short-Term Securities — 0.7% (Cost: $4,662,959)		4,662,930
Total Investments — 100.0% (Cost: $683,985,369)		660,426,068
Liabilities in Excess of Other Assets — (0.0)%		(61,679)
Net Assets — 100.0%		$660,364,389

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,902,847	$—	$(21,482,875)(a)	$4,720	$(1,762)	$3,422,930	3,421,220	$209,887 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,240,000 (a)	—	—	—	1,240,000	1,240,000	71,431	—
				$4,720	$(1,762)	$4,662,930		$281,318	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Emerging Markets Dividend ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	80	03/21/25	$4,362	$78,497
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$134,866,525	$432,255,882	$2,861	$567,125,268
Preferred Stocks	77,803,523	10,834,347	—	88,637,870
Short-Term Securities
Money Market Funds	4,662,930	—	—	4,662,930
	$217,332,978	$443,090,229	$2,861	$660,426,068
Derivative Financial Instruments(a)
Assets
Equity Contracts	$78,497	$—	$—	$78,497

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company